UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21729

Name of Fund: BlackRock Global Opportunities Equity Trust (BOE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global

            Opportunities Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia – 1.0%
Newcrest Mining Ltd.	196,500	$7,033,403
PanAust Ltd. (a)	939,100	3,491,315

		10,524,718

Belgium – 0.9%
Anheuser-Busch InBev NV	158,100	9,612,619

Brazil – 2.1%
Banco Bradesco SA - ADR (b)	379,200	6,780,096
Banco Bradesco SA, Preference Shares	242,600	4,359,913
BM&FBOVESPA SA	1,162,544	7,312,476
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (a)	74,600	4,915,394

		23,367,879

British Virgin Islands – 0.7%
Arcos Dorados Holdings, Inc., Class A (b)	353,400	7,598,100
Michael Kors Holdings Ltd. (a)	16,800	519,960

		8,118,060

Canada – 2.5%
First Quantum Minerals Ltd. (b)	185,500	4,062,611
Manulife Financial Corp. (b)	422,800	4,937,656
Saputo, Inc.	11,826	481,673
Suncor Energy, Inc. (b)	156,100	5,385,450
The Toronto-Dominion Bank (b)	63,400	4,902,798
TransCanada Corp. (b)	178,600	7,347,412

		27,117,600

China – 1.2%
Air China Ltd., Class H	1,484,000	1,181,621
China Construction Bank Corp., H Shares	4,427,400	3,533,787
China Eastern Airlines Corp. Ltd., H Shares (a)	1,540,000	546,647
China Merchants Bank Co. Ltd., H Shares	938,800	2,064,986
China Southern Airlines Corp. Ltd., H Shares (a)	3,144,000	1,617,545
Industrial and Commercial Bank of China Ltd., H Shares	6,153,000	4,297,251
Lentuo International, Inc. - ADR (a)	170,900	499,028

		13,740,865

Denmark – 0.4%
Carlsberg A/S, Class B	55,000	4,192,450

France – 3.1%
Arkema SA	67,243	5,450,715
AXA SA	245,500	3,738,128
BNP Paribas SA	80,880	3,440,163
Danone SA	78,200	4,837,807
LVMH Moet Hennessy Louis Vuitton SA	46,000	7,452,086
Sanofi SA	131,000	9,712,681

		34,631,580

Germany – 4.3%
Allianz SE	65,900	7,264,627
Bayer AG	16,200	1,137,994
Bayerische Motoren Werke AG	66,300	5,689,425
Continental AG (a)	70,400	5,645,015
Deutsche Lufthansa AG	478,500	6,644,136
K+S AG	113,600	5,430,848
Merck KGaA	69,300	7,241,068
Metro AG	87,100	3,361,884
Volkswagen AG, Preference Shares	31,601	5,616,797

		48,031,794

Common Stocks	Shares	Value

Hong Kong – 1.0%
AIA Group Ltd.	891,100	$2,971,572
China Resources Enterprise Ltd.	940,000	3,238,920
Hong Kong Exchanges and Clearing Ltd.	131,600	2,280,600
Wharf Holdings Ltd.	523,500	2,975,752

		11,466,844

India – 0.1%
Jubilant Foodworks Ltd. (a)	32,603	621,178

Indonesia – 0.4%
Adaro Energy Tbk PT	19,877,200	4,034,791

Ireland – 1.3%
Accenture Plc, Class A (b)	123,000	7,052,817
Covidien Plc (b)	139,700	7,194,550

		14,247,367

Israel – 0.6%
Check Point Software Technologies Ltd. (a)(b)	121,300	6,827,977

Italy – 1.1%
ENI SpA	257,900	5,714,231
Intesa Sanpaolo SpA	3,130,000	5,995,070

		11,709,301

Japan – 3.6%
Bridgestone Corp.	263,400	6,026,872
Daikin Industries Ltd.	166,400	4,835,356
Hino Motors Ltd.	806,700	5,190,724
IHI Corp.	1,998,000	5,261,366
Japan Tobacco, Inc.	763	3,767,642
ORIX Corp.	29,300	2,745,919
Softbank Corp.	220,600	6,164,851
Sumitomo Mitsui Financial Group, Inc.	88,100	2,817,463
Tokyo Electron Ltd.	53,300	3,038,388

		39,848,581

Luxembourg – 0.5%
ArcelorMittal	270,400	5,554,847

Mexico – 0.8%
Fomento Economico Mexicano SAB de CV - ADR (b)	68,000	4,795,360
Grupo Modelo SAB de CV, Series C	732,300	4,538,495

		9,333,855

Netherlands – 3.0%
Aegon NV (a)	883,500	4,292,152
Akzo Nobel NV	116,900	6,099,773
Corio NV - REIT	43,500	2,027,120
ING Groep NV (a)	479,400	4,373,836
Royal Dutch Shell Plc, Class A - ADR (b)	175,900	12,552,224
Unilever NV	112,700	3,755,763

		33,100,868

Singapore – 0.9%
Avago Technologies Ltd.	186,400	6,326,416
Sakari Resources Ltd.	2,061,800	3,837,282

		10,163,698

JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

South Africa – 0.6%
Naspers Ltd., N Shares	141,700	$7,085,175

South Korea – 2.1%
Dongbu Insurance Co. Ltd.	206,600	8,827,539
Hyundai Mobis Co. Ltd. (a)	6,800	1,676,389
Kia Motors Corp.	39,400	2,365,507
KT Corp. – ADR (a)	312,100	4,647,169
Samsung Life Insurance Co. Ltd.	74,900	5,584,846

		23,101,450

Spain – 1.5%
Repsol YPF SA	377,721	10,415,419
Telefonica SA	320,300	5,589,894

		16,005,313

Switzerland – 2.2%
Julius Baer Group Ltd. (a)	71,600	2,917,899
Roche Holding AG	52,900	8,974,724
Temenos Group AG (a)	144,679	2,612,529
Weatherford International Ltd. (a)(b)	282,000	4,720,680
Xstrata Plc	329,600	5,610,215

		24,836,047

Taiwan – 0.5%
First Financial Holding Co. Ltd.	8,136,360	4,988,558

United Kingdom – 8.2%
Afren Plc (a)	2,037,600	3,878,112
Barclays Plc - ADR (b)	504,600	6,827,238
BG Group Plc	277,300	6,248,270
BP Plc	1,468,500	11,046,890
British American Tobacco Plc	288,700	13,294,078
Compass Group Plc	430,200	3,998,401
GlaxoSmithKline Plc	325,347	7,236,927
HSBC Holdings Plc	861,930	7,201,505
Inmarsat Plc	687,400	4,342,578
Kazakhmys Plc	203,800	3,664,131
National Grid Plc	715,400	7,123,765
Subsea 7 SA (a)	223,500	4,530,561
Vodafone Group Plc - ADR (b)	414,800	11,236,932

		90,629,388

United States – 48.1%
Altera Corp. (b)	141,300	5,622,327
Amazon.Com, Inc. (a)(b)	26,500	5,152,660
American Electric Power Co., Inc. (b)	245,700	9,719,892
Ameriprise Financial, Inc. (b)	154,400	8,268,120
Apple, Inc. (a)(b)	30,200	13,785,696
AT&T Inc.	279,700	8,225,977
Baxter International, Inc. (b)	129,200	7,168,016
Biogen Idec, Inc. (a)	70,900	8,360,528
Citigroup, Inc. (b)	119,190	3,661,517
Comcast Corp., Class A (b)	232,200	6,174,198
Comerica, Inc. (b)	167,400	4,631,958
ConAgra Foods, Inc. (b)	247,000	6,587,490
Costco Wholesale Corp. (b)	100,000	8,227,000
Crown Holdings, Inc. (a)(b)	192,700	6,950,689
Dominion Resources, Inc.	151,200	7,566,048
Dover Corp. (b)	134,300	8,515,963
eBay, Inc. (a)(b)	220,000	6,952,000
Eli Lilly & Co. (b)	209,600	8,329,504
EMC Corp. (a)(b)	246,400	6,347,264
EQT Corp.	79,400	4,011,288
Exelon Corp.	182,700	7,267,806
Exxon Mobil Corp. (b)	252,600	21,152,724

Common Stocks	Shares	Value

United States (concluded)
F5 Networks, Inc. (a)(b)	36,100	$4,322,614
Federal Realty Investment Trust	77,700	7,339,542
FedEx Corp. (b)	116,700	10,676,883
Fortinet, Inc. (a)(b)	255,200	5,821,112
Freeport-McMoRan Copper & Gold, Inc. (b)	163,300	7,546,093
The Goldman Sachs Group, Inc. (b)	73,900	8,237,633
Google, Inc., Class A (a)(b)	17,900	10,383,969
Hewlett-Packard Co. (b)	211,300	5,912,174
Huntsman Corp.	571,100	7,270,103
Informatica Corp. (a)(b)	89,800	3,798,540
International Paper Co. (b)	69,800	2,173,572
Johnson & Johnson (b)	84,000	5,536,440
JPMorgan Chase & Co. (b)	329,600	12,294,080
KeyCorp (b)	647,700	5,032,629
Kraft Foods, Inc., Class A	284,900	10,911,670
Lam Research Corp. (a)(b)	162,200	6,908,098
Las Vegas Sands Corp. (a)(b)	152,200	7,474,542
Liberty Global, Inc., Class A (a)(b)	173,500	7,960,180
Linear Technology Corp. (b)	179,100	5,967,612
Lowe’s Cos., Inc. (b)	283,600	7,608,988
Merck & Co., Inc. (b)	166,900	6,385,594
MetLife, Inc. (b)	194,100	6,857,553
The Nasdaq OMX Group, Inc. (a)(b)	225,500	5,587,890
Newmont Mining Corp. (b)	143,800	8,840,824
News Corp., Class A	415,200	7,818,216
NII Holdings, Inc. (a)(b)	110,500	2,222,155
NIKE, Inc., Class B (b)	55,800	5,802,642
Occidental Petroleum Corp. (b)	97,200	9,697,644
PepsiCo, Inc.	124,800	8,195,616
Pfizer, Inc. (b)	640,000	13,696,000
Polycom, Inc. (a)(b)	287,900	5,743,605
PPL Corp. (b)	352,500	9,795,975
The Procter & Gamble Co.	85,000	5,358,400
QLIK Technologies, Inc. (a)(b)	247,900	6,990,780
QUALCOMM, Inc. (b)	104,700	6,158,454
Raytheon Co. (b)	213,600	10,250,664
Reynolds American, Inc. (b)	309,100	12,125,993
Rowan Cos., Inc. (a)(b)	138,300	4,703,583
Schlumberger Ltd. (b)	138,400	10,403,528
SPX Corp. (b)	122,200	8,508,786
Stanley Black & Decker, Inc. (b)	158,500	11,123,530
Stryker Corp. (b)	129,500	7,178,185
Symantec Corp. (a)(b)	465,900	8,008,821
Teradata Corp. (a)(b)	136,400	7,305,584
Tibco Software, Inc. (a)(b)	205,300	5,352,171
UnitedHealth Group, Inc. (b)	53,600	2,775,944
Verizon Communications, Inc. (b)	171,900	6,473,754
Whole Foods Market, Inc. (b)	94,300	6,981,029
Xilinx, Inc. (b)	160,800	5,764,680

		531,962,739

Total Long Term Investments
(Cost – $1,004,626,195) – 92.7%		1,024,855,542

2	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	52,849,919	$52,849,919

Total Short-Term Securities
(Cost – $52,849,919) – 4.8%		52,849,919

Total Investments Before Outstanding Options Written
(Cost – $1,057,476,114*) – 97.5%		1,077,705,461

Options Written	Contracts

Exchange-Traded Call Options – (1.0)%
Accenture Plc, Class A, Strike Price USD 57.50, Expires 3/19/12	675	(118,122)
Altera Corp., Strike Price USD 38, Expires 3/19/12	780	(230,100)
Amazon.Com, Inc.:
Strike Price USD 185, Expires 2/20/12	98	(160,965)
Strike Price USD 200, Expires 3/05/12	47	(39,546)
American Electric Power Co., Inc., Strike Price USD 40, Expires 2/20/12	1,355	(16,938)
Ameriprise Financial, Inc.:
Strike Price USD 49, Expires 2/20/12	535	(254,125)
Strike Price USD 56, Expires 3/12/12	315	(32,168)
Apple, Inc., Strike Price USD 435, Expires 3/19/12	165	(445,088)
Arcos Dorados Holdings, Inc., Class A:
Strike Price USD 22.50, Expires 2/20/12	560	(14,000)
Strike Price USD 22.50, Expires 3/19/12	598	(38,870)
Banco Bradesco SA - ADR:
Strike Price USD 17, Expires 2/20/12	1,060	(115,010)
Strike Price USD 18, Expires 2/20/12	1,025	(39,975)
Barclays Plc - ADR:
Strike Price USD 12, Expires 2/20/12	1,735	(299,288)
Strike Price USD 14, Expires 3/19/12	520	(33,800)
Strike Price USD 15, Expires 3/19/12	520	(15,600)
Baxter International, Inc., Strike Price USD 57.50, Expires 3/19/12	657	(30,550)
Check Point Software Technologies Ltd., Strike Price USD 55, Expires 2/20/12	150	(30,000)
Citigroup, Inc., Strike Price USD 29, Expires 2/20/12	655	(139,188)
Comcast Corp., Class A:
Strike Price USD 23.50, Expires 2/20/12	670	(206,596)
Strike Price USD 26, Expires 3/19/12	610	(75,945)
Comerica, Inc., Strike Price USD 30, Expires 3/19/12	920	(26,220)
ConAgra Foods, Inc., Strike Price USD 27, Expires 3/19/12	1,360	(47,600)
Costco Wholesale Corp., Strike Price USD 82.50, Expires 3/19/12	550	(101,475)
Covidien Plc:
Strike Price USD 52.50, Expires 2/20/12	100	(5,000)
Strike Price USD 52.50, Expires 3/19/12	300	(30,000)
Strike Price USD 50, Expires 4/23/12	320	(92,800)
Crown Holdings, Inc., Strike Price USD 36, Expires 3/19/12	1,060	(135,150)

Options Written	Contracts	Value

Exchange-Traded Call Options (continued)
Dover Corp.:
Strike Price USD 60, Expires 2/20/12	430	$(163,400)
Strike Price USD 60, Expires 3/19/12	310	(134,850)
eBay, Inc., Strike Price USD 33, Expires 3/19/12	1,210	(71,390)
Eli Lilly & Co.:
Strike Price USD 40.25, Expires 2/20/12	500	(23,092)
Strike Price USD 40, Expires 4/23/12	650	(58,175)
EMC Corp., Strike Price USD 23, Expires 2/20/12	1,355	(377,368)
Exxon Mobil Corp., Strike Price USD 85, Expires 4/23/12	535	(107,268)
F5 Networks, Inc., Strike Price USD 125, Expires 3/19/12	200	(82,500)
FedEx Corp., Strike Price USD 92.50, Expires 3/19/12	640	(168,640)
First Quantum Minerals Ltd.:
Strike Price CAD 20, Expires 2/20/12	700	(169,293)
Strike Price CAD 21, Expires 2/20/12	700	(115,189)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 70, Expires 3/19/12	170	(49,300)
Fortinet, Inc., Strike Price USD 23, Expires 3/19/12	1,400	(297,500)
Freeport-McMoRan Copper & Gold, Inc.:
Strike Price USD 40, Expires 2/20/12	235	(150,988)
Strike Price USD 45, Expires 3/19/12	660	(206,250)
The Goldman Sachs Group, Inc., Strike Price USD 110, Expires 3/19/12	405	(226,800)
Google, Inc., Class A, Strike Price USD 580, Expires 3/19/12	98	(181,790)
Hewlett-Packard Co.:
Strike Price USD 27, Expires 2/20/12	580	(73,370)
Strike Price USD 28, Expires 2/20/12	580	(35,380)
Informatica Corp., Strike Price USD 42.50, Expires 2/20/12	495	(68,062)
International Paper Co., Strike Price USD 32, Expires 3/19/12	698	(56,538)
Johnson & Johnson, Strike Price USD 65.80, Expires 4/10/12	465	(35,340)
JPMorgan Chase & Co., Strike Price USD 38, Expires 3/19/12	1,810	(221,725)
KeyCorp:
Strike Price USD 7.50, Expires 2/20/12	995	(33,681)
Strike Price USD 8.20, Expires 3/19/12	1,570	(22,501)
Lam Research Corp., Strike Price USD 40, Expires 2/20/12	895	(261,788)
Las Vegas Sands Corp., Strike Price USD 49, Expires 3/19/12	840	(253,680)
Liberty Global, Inc., Class A, Strike Price USD 46, Expires 3/19/12	950	(149,625)
Linear Technology Corp.:
Strike Price USD 32, Expires 2/20/12	490	(75,950)
Strike Price USD 33, Expires 2/20/12	119	(10,115)
Strike Price USD 34, Expires 3/19/12	377	(26,390)
Lowe’s Cos., Inc., Strike Price USD 25.50, Expires 2/20/12	1,560	(225,540)
Manulife Financial Corp., Strike Price CAD 12, Expires 3/19/12	2,325	(89,270)

JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (continued)
Merck & Co., Inc., Strike Price USD 39, Expires 4/23/12	110	$(8,250)
MetLife, Inc., Strike Price USD 38, Expires 3/19/12	1,070	(67,945)
Nasdaq OMX Group, Inc., Strike Price USD 26, Expires 3/19/12	1,240	(52,700)
Newmont Mining Corp.:
Strike Price USD 65, Expires 2/20/12	605	(22,990)
Strike Price USD 60, Expires 3/19/12	185	(61,050)
NII Holdings, Inc.:
Strike Price USD 22, Expires 2/20/12	305	(6,100)
Strike Price USD 23, Expires 2/20/12	305	(3,050)
NIKE, Inc., Class B, Strike Price USD 105, Expires 3/19/12	305	(71,370)
Occidental Petroleum Corp.:
Strike Price USD 100, Expires 2/20/12	350	(82,950)
Strike Price USD 105, Expires 3/19/12	185	(30,988)
Pfizer, Inc.:
Strike Price USD 22, Expires 2/20/12	2,200	(14,300)
Strike Price USD 22, Expires 3/19/12	885	(17,700)
Polycom, Inc., Strike Price USD 20, Expires 3/19/12	1,580	(181,700)
PPL Corp., Strike Price USD 28, Expires 3/19/12	640	(24,000)
QLIK Technologies, Inc.:
Strike Price USD 30, Expires 2/20/12	319	(21,532)
Strike Price USD 28, Expires 3/19/12	560	(120,400)
Strike Price USD 29, Expires 3/19/12	485	(81,238)
QUALCOMM, Inc., Strike Price USD 60, Expires 2/20/12	575	(72,738)
Raytheon Co., Strike Price USD 49, Expires 2/20/12	1,180	(33,630)
Reynolds American, Inc., Strike Price USD 42, Expires 2/20/12	1,700	(12,750)
Rowan Companies, Inc.:
Strike Price USD 31, Expires 2/20/12	380	(121,600)
Strike Price USD 36, Expires 3/19/12	380	(36,100)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 75, Expires 2/20/12	200	(4,000)
Schlumberger Ltd.:
Strike Price USD 70, Expires 2/20/12	150	(85,125)
Strike Price USD 72.50, Expires 2/20/12	150	(54,750)
Strike Price USD 75, Expires 3/19/12	460	(149,500)
SPX Corp.:
Strike Price USD 60, Expires 2/20/12	350	(350,000)
Strike Price USD 70, Expires 3/19/12	320	(96,000)
Stanley Black & Decker, Inc.:
Strike Price USD 65, Expires 2/20/12	475	(261,250)
Strike Price USD 72.50, Expires 3/19/12	400	(59,000)
Stryker Corp.:
Strike Price USD 56, Expires 3/09/12	140	(15,400)
Strike Price USD 55, Expires 3/19/12	575	(106,375)
Suncor Energy, Inc.:
Strike Price USD 28, Expires 2/20/12	355	(228,975)
Strike Price USD 29, Expires 2/20/12	355	(194,362)
Strike Price USD 34, Expires 3/19/12	150	(26,850)
Symantec Corp., Strike Price USD 16, Expires 2/20/12	180	(22,680)
Teradata Corp., Strike Price USD 55, Expires 3/19/12	750	(155,625)

Options Written	Contracts	Value

Exchange-Traded Call Options (concluded)
Tibco Software, Inc.:
Strike Price USD 27, Expires 2/20/12	565	$(25,425)
Strike Price USD 26, Expires 3/19/12	285	(39,188)
Strike Price USD 27, Expires 3/19/12	285	(25,650)
The Toronto-Dominion Bank, Strike Price CAD 76, Expires 2/20/12	350	(67,019)
TransCanada Corp.:
Strike Price CAD 44, Expires 2/18/12	925	(6,458)
Strike Price CAD 42, Expires 2/20/12	36	(1,059)
UnitedHealth Group, Inc., Strike Price USD 52.50, Expires 3/19/12	300	(37,800)
Verizon Communications, Inc., Strike Price USD 39, Expires 2/20/12	900	(6,300)
Vodafone Group Plc - ADR, Strike Price USD 27.55, Expires 2/13/12	2,289	(31,870)
Weatherford International Ltd.:
Strike Price USD 17, Expires 2/20/12	650	(33,150)
Strike Price USD 18, Expires 2/20/12	800	(16,800)
Strike Price USD 17, Expires 3/19/12	100	(10,050)
Whole Foods Market, Inc., Strike Price USD 70, Expires 2/20/12	520	(274,300)
Xilinx, Inc., Strike Price USD 34, Expires 2/20/12	885	(175,230)

Total Exchange-Traded Call Options		(10,702,139)

Over-the-Counter Call Options – (0.8)%
Aegon NV, Strike Price EUR 3.37, Expires 2/29/12, Broker UBS Securities LLC	486,000	(247,392)
Afren Plc:
Strike Price GBP 1.09, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	560,500	(154,311)
Strike Price GBP 1.27, Expires 3/07/12, Broker UBS Securities LLC	560,500	(85,281)
Akzo Nobel NV, Strike Price EUR 39.67, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	64,300	(121,616)
Allianz SE, Strike Price EUR 88.06, Expires 3/14/12, Broker Citigroup Global Markets, Inc.	36,300	(90,405)
Anheuser-Busch InBev NV, Strike Price EUR 48.32, Expires 3/07/12, Broker UBS Securities LLC	86,700	(72,143)
ArcelorMittal:
Strike Price EUR 15.12, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	80,500	(111,724)
Strike Price EUR 16.47, Expires 3/07/12, Broker Credit Suisse First Boston	68,300	(45,177)
Arcos Dorados Holdings, Inc., Class A, Strike Price USD 21.66, Expires 3/09/12, Broker Deutsche Bank Securities Corp.	70,500	(73,320)
Arkema SA, Strike Price EUR 63.16, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	38,500	(132,627)
AT&T Inc., Strike Price USD 30.42, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	154,000	(3,818)
Avago Technologies Ltd.:
Strike Price USD 29.34, Expires 2/16/12, Broker Deutsche Bank Securities Corp.	39,000	(180,185)
Strike Price USD 34.99, Expires 3/02/12, Broker Banc of America Securities	63,500	(59,055)

4	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
AXA SA, Strike Price EUR 12.29, Expires 3/14/12, Broker UBS Securities LLC	135,000	$(45,897)
Banco Bradesco SA, Preference Shares, Strike Price BRL 30.9, Expires 2/10/12, Broker Deutsche Bank Securities Corp.	133,500	(57,360)
Bayer AG, Strike Price EUR 46.54, Expires 2/03/12, Broker UBS Securities LLC	16,200	(151,871)
Bayerische Motoren Werke AG, Strike Price EUR 59.43, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	36,500	(314,704)
BG Group Plc, Strike Price GBP 14.93, Expires 2/29/12, Broker Societe General Securities Corp.	152,600	(54,834)
Biogen Idec, Inc., Strike Price USD 114.66, Expires 2/07/12, Broker Goldman Sachs & Co.	36,500	(141,985)
BM&FBOVESPA SA:
Strike Price BRL 10.45, Expires 3/08/12, Broker UBS Securities LLC	135,000	(56,670)
Strike Price BRL 10.8, Expires 3/22/12, Broker Banc of America Securities	504,500	(170,042)
BNP Paribas SA, Strike Price EUR 34.99, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	44,500	(59,937)
BP Plc:
Strike Price GBP 4.58, Expires 2/03/12, Broker Morgan Stanley & Co., Inc.	423,000	(130,898)
Strike Price GBP 4.86, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	385,000	(56,536)
British American Tobacco Plc, Strike Price GBP 29.68, Expires 3/14/12, Broker UBS Securities LLC	159,000	(110,733)
Carlsberg A/S, Class B, Strike Price DKK 418.67, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	30,300	(117,003)
Check Point Software Technologies Ltd., Strike Price USD 55.50, Expires 2/29/12, Broker Goldman Sachs & Co.	52,000	(105,866)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR, Strike Price USD 63.62, Expires 3/14/12, Broker Deutsche Bank Securities Corp.	41,000	(108,141)
Compass Group Plc, Strike Price GBP 6.26, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	236,700	(6,175)
Continental AG, Strike Price EUR 62.52, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	38,800	(123,952)
Corio NV - REIT, Strike Price EUR 34.54, Expires 3/07/12, Broker UBS Securities LLC	24,000	(50,007)
Covidien Plc, Strike Price USD 51.80, Expires 3/27/12, Broker Goldman Sachs & Co.	5,000	(6,505)
Danone SA, Strike Price EUR 47.18, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	38,000	(68,517)
Deutsche Lufthansa AG:
Strike Price EUR 10.33, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	132,000	(105,563)
Strike Price EUR 11.07, Expires 3/07/12, Broker Deutsche Bank Securities Corp.	131,200	(37,753)
Dominion Resources, Inc., Strike Price USD 51.22, Expires 2/29/12, Broker Banc of America Securities	83,000	(24,961)
ENI SpA, Strike Price EUR 16.67, Expires 2/14/12, Broker UBS Securities LLC	141,900	(86,228)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
EQT Corp.:
Strike Price USD 57.25, Expires 2/09/12, Broker Citigroup Global Markets, Inc.	29,000	$(91)
Strike Price USD 50.99, Expires 3/09/12, Broker Morgan Stanley & Co., Inc.	14,500	(26,651)
Exelon Corp., Strike Price USD 41.16, Expires 2/24/12, Broker Deutsche Bank Securities Corp.	100,500	(9,549)
Exxon Mobil Corp., Strike Price USD 88.53, Expires 3/23/12, Broker Deutsche Bank Securities Corp.	85,500	(37,889)
Federal Realty Investment Trust, Strike Price USD 91.62, Expires 2/29/12, Broker Goldman Sachs & Co.	43,000	(168,268)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 67.77, Expires 2/08/12, Broker Goldman Sachs & Co.	20,500	(64,040)
GlaxoSmithKline Plc:
Strike Price GBP 14.52, Expires 2/02/12, Broker Citigroup Global Markets, Inc.	20,700	(78)
Strike Price GBP 14.97, Expires 2/02/12, Broker UBS Securities LLC	234,600	(38)
Grupo Modelo SAB de CV, Series C:
Strike Price MXN 87.62, Expires 2/10/12, Broker Morgan Stanley & Co., Inc.	127,000	(122)
Strike Price MXN 85.24, Expires 3/08/12, Broker Citigroup Global Markets, Inc.	148,800	(8,987)
Strike Price MXN 80.71, Expires 3/22/12, Broker Citigroup Global Markets, Inc.	127,000	(28,252)
Hino Motors Ltd., Strike Price JPY 470.13, Expires 2/15/12, Broker Deutsche Bank Securities Corp.	444,000	(134,618)
HSBC Holdings Plc, Strike Price GBP 4.85, Expires 2/03/12, Broker Societe General Securities Corp.	860,000	(616,094)
Huntsman Corp.:
Strike Price USD 12.03, Expires 3/23/12, Broker Goldman Sachs & Co.	157,000	(199,875)
Strike Price USD 12.03, Expires 3/30/12, Broker Goldman Sachs & Co.	157,000	(208,168)
ING Groep NV, Strike Price EUR 7.20, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	263,700	(111,102)
Inmarsat Plc:
Strike Price GBP 4.21, Expires 2/14/12, Broker Citigroup Global Markets, Inc.	189,000	(13,981)
Strike Price GBP 4.09, Expires 3/07/12, Broker UBS Securities LLC	189,000	(40,607)
Intesa Sanpaolo SpA, Strike Price EUR 1.38, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	1,721,500	(309,440)
Julius Baer Group Ltd., Strike Price CHF 38.87, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	39,400	(32,966)
K+S AG, Strike Price EUR 37.16, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	63,000	(75,005)

JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Kazakhmys Plc, Strike Price GBP 11.12, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	113,000	$(127,878)
KeyCorp, Strike Price USD 7.58, Expires 2/02/12, Broker Goldman Sachs & Co.	100,000	(19,294)
Kraft Foods, Inc., Class A, Strike Price USD 37.78, Expires 2/23/12, Broker Credit Suisse First Boston	156,000	(113,540)
KT Corp. - ADR:
Strike Price USD 16.63, Expires 2/14/12, Broker Deutsche Bank Securities Corp.	49,500	(781)
Strike Price USD 14.75, Expires 3/14/12, Broker Goldman Sachs & Co.	80,000	(35,459)
LVMH Moet Hennessy Louis Vuitton SA:
Strike Price EUR 120.98, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	16,200	(117,822)
Strike Price EUR 125, Expires 3/16/12, Broker UBS Securities LLC	100	(53,828)
Merck & Co., Inc., Strike Price USD 35.90, Expires 2/13/12, Broker Goldman Sachs & Co.	81,000	(191,160)
Merck KGaA, Strike Price EUR 78.02, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	38,200	(171,900)
Metro AG, Strike Price EUR 28.63, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	48,000	(89,125)
Naspers Ltd., N Shares:
Strike Price ZAR 350.52, Expires 2/03/12, Broker Morgan Stanley & Co., Inc.	22,800	(118,210)
Strike Price ZAR 370.67, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	55,200	(175,471)
National Grid Plc, Strike Price GBP 6.30, Expires 3/07/12, Broker UBS Securities LLC	400,000	(84,885)
News Corp., Class A, Strike Price USD 19.50, Expires 3/15/12, Broker Morgan Stanley & Co., Inc.	228,000	(99,301)
PanAust Ltd., Strike Price AUD 3.37, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	520,300	(126,165)
PepsiCo, Inc., Strike Price USD 66.70, Expires 3/12/12, Broker Morgan Stanley & Co., Inc.	68,600	(48,933)
Pfizer, Inc., Strike Price USD 21.59, Expires 3/27/12, Broker Morgan Stanley & Co., Inc.	88,500	(27,010)
PPL Corp., Strike Price USD 28.80, Expires 2/24/12, Broker Credit Suisse First Boston	130,000	(15,691)
The Procter & Gamble Co., Strike Price USD 66.29, Expires 3/21/12, Broker Goldman Sachs & Co.	47,000	(6,444)
Repsol YPF SA:
Strike Price EUR 22.26, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	58,000	(26,955)
Strike Price EUR 22.75, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	149,000	(48,559)
Roche Holding AG:
Strike Price CHF 165.03, Expires 2/14/12, Broker UBS Securities LLC	36,900	(11,930)
Strike Price CHF 165, Expires 2/17/12, Broker UBS Securities LLC	160	(9,575)

Options Written	Contracts	Value

Over-the-Counter Call Options (concluded)
Royal Dutch Shell Plc, Class A - ADR:
Strike Price USD 71.33, Expires 2/08/12, Broker Citigroup Global Markets, Inc.	62,500	$(55,650)
Strike Price USD 73.48, Expires 2/08/12, Broker UBS Securities LLC	12,500	(2,175)
Strike Price USD 71.49, Expires 3/30/12, Broker Goldman Sachs & Co.	1,700	(3,621)
Sanofi SA:
Strike Price EUR 57.02, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	21,400	(27,328)
Strike Price EUR 56.73, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	50,700	(81,065)
Straits Asia Resources Ltd., Strike Price SGD 1.93, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	1,134,000	(373,906)
Subsea 7 SA, Strike Price NOK 120.98, Expires 2/14/12, Broker Citigroup Global Markets, Inc.	123,000	(57,686)
Symantec Corp.:
Strike Price USD 16.42, Expires 2/02/12, Broker Morgan Stanley & Co., Inc.	71,000	(54,679)
Strike Price USD 17, Expires 3/23/12, Broker Credit Suisse First Boston	167,000	(128,510)
Telefonica SA, Strike Price EUR 13.49, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	263,200	(55,941)
Temenos Group AG:
Strike Price CHF 14.11, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	40,200	(117,898)
Strike Price CHF 16.68, Expires 3/07/12, Broker UBS Securities LLC	39,400	(37,765)
Unilever NV, Strike Price EUR 25.52, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	62,000	(41,182)
Verizon Communications, Inc., Strike Price USD 39.21, Expires 3/01/12, Broker UBS Securities LLC	5,000	(467)
Volkswagen AG, Preference Shares, Strike Price EUR 126.95, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	17,400	(236,594)
Xstrata Plc, Strike Price GBP 9.48, Expires 2/03/12, Broker Societe General Securities Corp.	181,300	(377,930)

Total Over-the-Counter Call Options		(9,027,326)

Total Options Written (Premiums Received – $16,245,885) – (1.8)%		(19,729,465)

Total Investments Net of Outstanding Options Written – 95.7%		1,057,975,996
Other Assets Less Liabilities – 4.3%		47,827,735

Net Assets – 100.0%		$1,105,803,731

6	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,079,163,727

Gross unrealized appreciation	$63,174,186
Gross unrealized depreciation	(64,632,452)

Net unrealized depreciation	$(1,458,266)

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at January 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	30,113,366	22,736,553	52,849,919	$973	$16,628

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
			Deutsche Bank
EUR 470,000	USD	615,390	Securities Corp.	2/01/12	$(609)
			Citigroup Global
HKD 45,463,000	USD	5,860,348	Markets, Inc.	2/01/12	1,836
			Citigroup Global
USD 300,900	NOK	1,757,000	Markets, Inc.	2/01/12	1,428
			Banc of America
USD 4,643,520	CHF	4,253,000	Securities	2/01/12	23,205
			Citigroup Global
USD 90,477	CAD	91,000	Markets, Inc.	2/01/12	(278)
			Deutsche Bank
EUR 375,000	USD	492,267	Securities Corp.	2/02/12	(1,750)
			Citigroup Global
HKD 14,545,000	USD	1,875,298	Matkets, Inc.	2/02/12	194
CAD 61,000	USD	61,189	RBS Securities, Inc.	2/02/12	(353)
			Deutsche Bank
EUR 151,000	USD	197,383	Securities Corp.	2/03/12	132
			Deutsche Bank
EUR 955,000	USD	1,248,645	Securities Corp.	2/03/12	537
			Citigroup Global
USD 433,281	GBP	275,000	Markets, Inc.	2/03/12	(63)

Total					$24,279

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

JANUARY 31, 2012	7

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	–	$10,524,718	–	$10,524,718
Belgium	–	9,612,619	–	9,612,619
Brazil	$23,367,879	–	–	23,367,879
British Virgin Islands	8,118,060	–	–	8,118,060
Canada	27,117,600	–	–	27,117,600
China	499,028	13,241,837	–	13,740,865
Denmark	–	4,192,450	–	4,192,450
France	–	34,631,580	–	34,631,580
Germany	–	48,031,794	–	48,031,794
Hong Kong	–	11,466,844	–	11,466,844
India	–	621,178	–	621,178
Indonesia	–	4,034,791	–	4,034,791
Ireland	14,247,367	–	–	14,247,367
Israel	6,827,977	–	–	6,827,977
Italy	–	11,709,301	–	11,709,301
Japan	–	39,848,581	–	39,848,581
Luxembourg	–	5,554,847	–	5,554,847
Mexico	9,333,855	–	–	9,333,855
Netherlands	12,552,224	20,548,644	–	33,100,868
Singapore	6,326,416	3,837,282	–	10,163,698
South Africa	–	7,085,175	–	7,085,175
South Korea	4,647,169	18,454,281	–	23,101,450
Spain	–	16,005,313	–	16,005,313
Switzerland	4,720,680	20,115,367	–	24,836,047
Taiwan	–	4,988,558	–	4,988,558
United Kingdom	18,064,170	72,565,218	–	90,629,388
United States	531,962,739	–	–	531,962,739
Short-Term Securities	52,849,919	–	–	52,849,919
Total	$720,635,083	$357,070,378	–	$1,077,705,461

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$27,332	–	–	$27,332
Liabilities:
Equity contracts	(10,036,405)	$(9,693,060)	–	(19,729,465)
Foreign currency exchange contracts	(3,053)	–	–	(3,053)
Total	$(10,012,126)	$(9,693,060)	–	$(19,705,186)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Trust’s Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	JPY	Japanese Yen
	AUD	Australian Dollar	MXN	Mexican Peso
	BRL	Brazil Real	NOK	Norwegian Krone
	CAD	Canadian Dollar	REIT	Real Estate Investment Trust
	CHF	Swiss Franc	SGD	Singapore Dollar
	DKK	Danish Krone	USD	US Dollar
	EUR	Euro	ZAR	South African Rand
	GBP	British Pound

8	JANUARY 31, 2012

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

            Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date:	March 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date:	March 23, 2012